Taxes	12 Months Ended
Mar. 31, 2026
Taxes [Abstract]
TAXES

Note 9 — TAXES

Income tax

British Virgin Islands

The Company is incorporated in the BVI and is not subject to tax on income or capital gains under current BVI law. In addition, upon payments of dividends by these entities to their shareholders, no BVI withholding tax will be imposed.

Hong Kong

Pure Beauty, Raytech Innovation and Worry free are incorporated in Hong Kong and are subject to Hong Kong profits tax at a rate of 16.5% for taxable income earned in Hong Kong. Pure Beauty; Raytech Innovation and Worry free are taxed at the standard profits tax rate of 16.5%. Under Hong Kong tax law, the subsidiaries are exempted from income tax on their foreign-derived income, and there is no withholding tax in Hong Kong on the remittance of dividends.

Taxation in the statement of income represents:

	For the years ended March 31,
	2024	2025	2026	2026
	HKD	HKD	HKD	US$
Hong Kong profits tax provision for the year:
Current	2,817,000	2,256,487	3,694,352	471,218
Deferred	–	–	(38,816)	(4,951)
	2,817,000	2,256,487	3,655,536	466,267

The following table reconciles Hong Kong statutory rates to the Company’s effective tax rate:

	For the years ended March 31,
	2024	2025	2026	2026
	HKD	HKD	HKD	US$
Income before tax	12,753,794	10,524,854	20,346,111	2,595,167
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%	16.50%
Income tax expense computed at statutory rate	2,104,376	1,736,601	3,357,109	428,203
Reconciling items:
Non-deductible items in Hong Kong	272,376	1,025,705	958,538	122,262
Non-taxable items in Hong Kong	(608,034)	(504,319)	(448,793)	(57,244)
Two-tiered profits tax rates benefit	–	–	(165,000)	(21,046)
Tax Effect of amortization of intangible assets acquired in business combination	–	–	(38,816)	(4,951)
Under provision for prior year	1,051,282	–	1,498	191
Tax credit	(3,000)	(1,500)	(9,000)	(1,148)
Effective income tax expenses	2,817,000	2,256,487	3,655,536	466,267

Uncertain tax positions

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of March 31, 2024, 2025 and 2026, the Company did not have any unrecognized tax benefits. For the years ended March 31, 2024, 2025 and 2026, the Company had no unrecognized tax benefits.